Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Beverages — 1.2%
PepsiCo, Inc.	416,884	$ 55,137,078
		$ 55,137,078
Capital Markets — 4.6%
Charles Schwab Corp. (The)	1,009,272	$ 34,052,837
Intercontinental Exchange, Inc.	1,659,444	152,005,071
S&P Global, Inc.	83,486	27,506,967
		$ 213,564,875
Chemicals — 7.4%
Ecolab, Inc.	904,035	$179,857,763
Linde PLC	786,036	166,726,096
		$346,583,859
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A	1,178,450	$112,907,294
TE Connectivity, Ltd.	564,174	46,008,390
		$158,915,684
Entertainment — 0.8%
Electronic Arts, Inc.(1)	300,362	$39,662,802
		$39,662,802
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp.	650,854	$168,271,793
Crown Castle International Corp.	414,645	69,390,841
		$237,662,634
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	151,736	$46,007,873
		$46,007,873
Food Products — 1.0%
Mondelez International, Inc., Class A	931,883	$47,647,178
		$47,647,178
Health Care Equipment & Supplies — 4.9%
Danaher Corp.	1,282,939	$226,862,103
		$226,862,103
Health Care Providers & Services — 1.4%
Laboratory Corp. of America Holdings(1)	395,344	$65,670,592
		$65,670,592
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	887,656	$ 65,322,605
		$ 65,322,605
Industrial Conglomerates — 0.5%
3M Co.	157,512	$ 24,570,297
		$ 24,570,297
Insurance — 3.3%
Aon PLC, Class A	304,003	$ 58,550,978
Marsh & McLennan Cos., Inc.	878,737	94,349,991
		$152,900,969
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)	155,245	$219,455,884
		$219,455,884
IT Services — 14.7%
Accenture PLC, Class A	229,196	$49,212,965
Fidelity National Information Services, Inc.	748,066	100,308,170
Fiserv, Inc.(1)	1,150,480	112,309,858
Gartner, Inc.(1)	454,101	55,096,074
MasterCard, Inc., Class A	534,680	158,104,876
Visa, Inc., Class A	1,104,866	213,426,965
		$688,458,908
Life Sciences Tools & Services — 4.8%
Thermo Fisher Scientific, Inc.	624,168	$226,161,033
		$226,161,033
Machinery — 3.8%
IDEX Corp.	490,054	$77,448,134
Xylem, Inc.	1,539,742	100,021,640
		$177,469,774
Multiline Retail — 4.1%
Dollar General Corp.	1,000,292	$190,565,629
		$190,565,629
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	382,747	$72,216,704
		$72,216,704
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,151,939	$157,861,721
		$157,861,721

Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 5.7%
IHS Markit, Ltd.	1,479,240	$ 111,682,620
Verisk Analytics, Inc.	913,203	155,427,151
		$ 267,109,771
Semiconductors & Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	398,082	$ 50,544,471
		$ 50,544,471
Software — 10.0%
Adobe, Inc.(1)	127,985	$ 55,713,151
Check Point Software Technologies, Ltd.(1)	630,138	67,695,725
Intuit, Inc.	408,068	120,865,661
Microsoft Corp.	1,107,265	225,339,500
		$469,614,037
Specialty Retail — 5.4%
Lowe's Cos., Inc.	527,526	$71,279,313
O'Reilly Automotive, Inc.(1)	164,225	69,248,756
TJX Cos., Inc. (The)	2,176,941	110,066,137
		$250,594,206
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	607,432	$59,558,708
		$59,558,708
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$65,764
Digital Directions International, Inc.(1)(3)(4)	354,389	53,867
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	192,710
Napo Pharmaceuticals, Inc.(1)(3)(4)	294,196	0
		$312,341
Total Common Stocks (identified cost $3,022,190,131)		$4,510,431,736

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$11,181	$ 11,016,045
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(6)	1,445	1,392,835
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(6)	1,855	1,587,787
Total High Social Impact Investments (identified cost $14,480,737)		$ 13,996,667

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 162,533
Series C-1(1)(3)(4)	1,023,444	198,794
PresenceLearning, Inc.:
Series A(1)(3)(4)	600,000	345,600
Series A-2(1)(3)(4)	195,285	114,046
Series B(1)(3)(4)	399,719	259,018
Series D(1)(3)(4)	233,597	50,644
Sword Diagnostics(1)(3)(4)	1,264,108	—
Total Preferred Stocks (identified cost $1,689,347)		$1,130,635

Venture Capital Debt Obligations — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
SEAF Global SME Facility, 9.00%, 1/1/21(3)(4)	$2,076	$ 327,111
Total Venture Capital Debt Obligations (identified cost $2,075,575)		$ 327,111

Venture Capital Limited Partnership Interests — 0.4%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 1,342,431
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	254,849
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,050,376
Arborview Capital Partners L.P.(1)(3)(4)	975,285
Blackstone Clean Technology Partners L.P.(1)(3)(4)	17,843
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	680,672
China Environment Fund III L.P.(1)(3)(4)	192,875
Coastal Ventures III L.P.(1)(3)(4)	367,133

Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Value
Core Innovations Capital I L.P.(1)(3)(4)	$ 4,296,058
Cross Culture Ventures I L.P.(1)(3)(4)	564,618
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	962,177
DBL Partners III L.P.(1)(3)(4)	911,378
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,126,358
Ignia Fund I L.P.(1)(3)(4)	306,553
Impact Ventures II L.P.(1)(3)(4)	29,144
LeapFrog Financial Inclusion Fund(1)(3)(4)	132,209
New Markets Education Partners L.P.(1)(3)(4)	355,033
New Markets Venture Partners II L.P.(1)(3)(4)	95,095
Owl Ventures L.P.(1)(3)(4)	822,143
Renewable Energy Asia Fund L.P.(1)(3)(4)	1,228,144
SEAF India International Growth Fund L.P.(1)(3)(4)	550
SJF Ventures II L.P., Preferred(1)(3)(4)	625,767
SJF Ventures III L.P.(1)(3)(4)	966,718
Westly Capital Partners Fund II L.P.(1)(3)(4)	569,794
Total Venture Capital Limited Partnership Interests (identified cost $12,604,068)	$17,873,203

Short-Term Investments — 2.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	113,384,555	$ 113,384,555
Total Short-Term Investments (identified cost $113,384,555)		$ 113,384,555
Total Investments — 99.6% (identified cost $3,166,424,413)		$4,657,143,907
Other Assets, Less Liabilities — 0.4%		$ 18,353,811
Net Assets — 100.0%		$4,675,497,718

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $33,639,957, which represents 0.7% of the net assets of the Fund as of June 30, 2020.
(5)	Affiliated company.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-6/29/20	804,539
Adobe Capital Social Mezzanine I L.P.	2/8/13-1/10/20	312,257
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-1/27/20	602,373
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	436,786
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-6/16/20	674,514
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	11,180,737
China Environment Fund III L.P.	1/24/08-4/19/13	688,450
Coastal Ventures III L.P.	7/30/12-1/9/19	125,067
Core Innovations Capital I L.P.	1/6/11-6/30/17	314,217
Cross Culture Ventures I L.P.	2/24/16-6/16/20	400,424

Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	$697,586
DBL Partners III L.P.	1/16/15-1/17/20	779,547
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	607,470
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	643,198
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	1,445,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	7,317
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners L.P.	9/27/11-7/11/19	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	304,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
PresenceLearning, Inc., Series D, Preferred	6/22/20	50,644
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility , 9.00%, 1/1/21	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	537,341
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-12/18/18	727,637

Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $124,400,600, which represents 2.7% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$10,776,566	$ —	$(10,833,877)	$ —	$57,311	$ —	$31,599	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	11,180,737	—	—	(164,692)	11,016,045	90,843	11,180,737
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	211,492,041	(98,107,486)	—	—	113,384,555	12,796	113,384,555
Totals				$ —	$(107,381)	$124,400,600	$135,238

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,510,119,395(2)	$ —	$ —	$4,510,119,395
Common Stocks - Venture Capital	—	—	312,341	312,341
High Social Impact Investments	—	13,996,667	—	13,996,667
Preferred Stocks - Venture Capital	—	—	1,130,635	1,130,635
Venture Capital Debt Obligations	—	—	327,111	327,111
Venture Capital Limited Partnership Interests	—	—	17,873,203	17,873,203
Short-Term Investments	—	113,384,555	—	113,384,555
Total Investments	$4,510,119,395	$127,381,222	$ 19,643,290	$4,657,143,907

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.

Calvert
Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.